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    As filed with the Securities and Exchange Commission on January 24, 2003


                                File No. 33-3920
                                File No. 811-4615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
                                                                             ---

         Pre-Effective Amendment No.                                         / /
                                     -------                                 ---


         Post-Effective Amendment No.    32                                  /X/
                                      ---------                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/
                                                                             ---

         Amendment No.                                                       /X/
                       --------                                              ---

                        HARTFORD HLS SERIES FUND II, INC.
               (Exact Name of Registrant as Specified in Charter)

                 P.O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on January 27, 2003 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on __________________ pursuant to paragraph (a)(1) of Rule 485
      _____  75 days after filing pursuant to paragraph (a)(2) of Rule 485
      _____  on __________________ pursuant to paragraph (a)(2) of Rule 485
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AS WITH ALL MUTUAL FUNDS, THE          HARTFORD HLS FUNDS
SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED             CLASS IB SHARES
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.            PROSPECTUS
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.                      FEBRUARY 3, 2003

                                            HARTFORD SMALL CAP VALUE HLS FUND














                                   HARTFORD HLS FUNDS
                                   C/O INDIVIDUAL ANNUITY SERVICES
                                   P.O. BOX 5085
                                   HARTFORD, CT 06102-5085

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INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. The Small Cap Value HLS Fund described in this prospectus has its own investment strategy and risk/reward profile. The Small Cap Value HLS Fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees. The Small Cap Value HLS Fund is an investment portfolio of Hartford HLS Series Fund II, Inc.

The fund is a diversified fund and is an investment portfolio (series) of Hartford HLS Series Fund II, Inc. Information on the fund, including its risk factors, can be found on the pages following this introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser. Information regarding HL Advisors and the sub-adviser is included under "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the funds, be sure to read all risk disclosures carefully before investing.

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
CONTENTS                                                                               PAGE
--------                                                                               ----
A summary of the fund's
goals, principal strategies, main
risks, performance and fees.           Hartford Small Cap Value HLS Fund               1

Further information on                 Management of the fund                          5
the fund.                              Purchase and redemption of fund shares          6
                                       Determination of net asset value                7
                                       Dividends and distributions                     7
                                       Exchange privileges                             7
                                       Federal income taxes                            8
                                       Brokerage commissions                           8
                                       Variable contract owner voting rights           8
                                       Plan participant voting rights                  8
                                       Performance related information                 8
                                       Distributor, Custodian and Transfer Agent       8
                                       Financial highlights                            9
                                       Privacy policy
                                       For more information                            back cover







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HARTFORD SMALL CAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford Small Cap Value HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($2.43 billion as of December 31, 2002). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund's median market capitalization was $728.67 billion as of December 31, 2002. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund is sub-advised by Berger Financial Group LLC ("Berger"), which has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. In selecting securities for the fund, the Manager generally looks for companies with:

     - a low price relative to their assets, earnings, cash flow or business franchise;

     -    products and services that give them a competitive advantage; and

     -    quality balance sheets and strong management.

The Manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation.

The Manager will generally sell a security when it no longer meets the Manager's investment criteria or when it has met the Manager's expectations for appreciation.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The Manager's investment strategy will influence performance significantly. Stocks of small companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Such stocks may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. If the Manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

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PAST PERFORMANCE. Because Class IB shares have been offered for less than one full calendar year, performance history of the fund's Class IA shares is shown below. Class IB shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The returns would differ to the extent that expenses for each class differ. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. (The fund has been managed by the same sub-adviser since its inception.)

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

[REPRESENTATION OF BAR GRAPH]

                                 CLASS IA TOTAL RETURNS
                                 ----------------------
                          99             15.34
                          00             27.00
                          01             21.01
                          02            -15.17

     DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.92% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -23.31% (3RD QUARTER 2002).

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/02

                                                         SINCE INCEPTION
                                              1 YEAR     (MAY 1, 1998)
                                              ------     -------------
           Class IA(1)                        -15.17%        7.82%
           Russell 2000 Index (reflects       -11.42%        1.05%
             no deduction for fees or
             expenses)

(1)  The fund's shares were re-designated as Class IA shares on April 30, 2002.

(2)  Return is from 4/30/98.
     INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                        CLASS IB
     SHAREHOLDER FEES
      (fees paid directly from your investment)
      Maximum sales charge (load) as a percentage of offering
        price                                                             None
      Maximum deferred sales charge (load)                                None
      Exchange fees                                                       None

     ANNUAL OPERATING EXPENSES
      (expenses that are deducted from the fund's assets)
      Management fees                                                    0.87%
      Distribution and service (12b-1) fees                              0.25%
      Other expenses                                                     0.05%
                                                                        ------
      Total operating expenses                                           1.17%
                                                                         =====

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EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                            CLASS IB
                                                            --------
           EXPENSES  (WITH OR WITHOUT REDEMPTION)
            Year 1                                           $  120
            Year 3                                           $  374
            Year 5                                           $  674
            Year 10                                          $1,427


SUB-ADVISER

Berger

PORTFOLIO MANAGER

Berger has contracted with Perkins, Wolf, McDonnell & Company (the "Manager") to provide day-to-day investment management for the fund. The following individuals manage the fund:

Robert H. Perkins

-    President and Director of the Manager

-    Investment manager since 1970 and manager of the fund since its inception

Thomas H. Perkins

-    Investment manager since 1974 and manager of the fund since 1999

-    Joined the Manager in 1998

- Portfolio manager of valuation sensitive growth portfolios for Alliance Capital, 1994-1998

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FURTHER INFORMATION ON THE FUND

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

 INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective). As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of its assets in foreign investments or securities of small capitalization companies.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

SMALL CAPITALIZATION COMPANIES

The fund will invest in securities of small capitalization companies as part of its principal investment strategy. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal may be changed without a shareholder vote. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The fund may engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund. The fund is not managed to achieve a particular tax result for shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

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TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock, including options.

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER


HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $175.5 billion in assets as of September 30, 2002. HL Advisors had over $37.6 billion in assets under management, as of September 30, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Hartford HLS Series Fund II, Inc. has received an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. This permits HL Advisors to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless contract holders approve such agreement.

 THE INVESTMENT SUB-ADVISER

SMALL CAP VALUE HLS FUND. Berger LLC ("Berger"), 210 University Boulevard, Denver, Colorado 80206, the sub-adviser of the Small Cap Value HLS Fund, has entered into an agreement with Perkins, Wolf, McDonnell & Company (the "Manager") under which Berger LLC will pay the Manager a fee to provide the day-to-day investment management for the fund.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

SMALL CAP VALUE HLS FUND

       NET ASSET VALUE                                ANNUAL RATE
         First $50,000,000                               0.900%
         Amount over $50 Million                         0.850%

For the year ended December 31, 2002, the fund paid management fees to HL Advisors. This fee, expressed as a percentage of net assets, was as follows:

        FUND NAME                                     ANNUAL RATE
          Small Cap Value HLS Fund                       0.870%

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PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Fortis Benefits and First Fortis (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans").

The fund offer two different classes of shares -- Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay

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or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective shareholders or contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors, from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

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FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of the class differs (such as approval of a Rule 12b-1 distribution plan). In such cases, the voting is on a class-by-class basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS

HARTFORD SMALL CAP VALUE HLS FUND

The financial highlights table is intended to help you understand the financial performance of the fund. Because no Class IB shares were outstanding as of the date of this prospectus, the table presents performance information about the currently outstanding Class IA shares of the fund for informational purposes only. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). Total returns on Class IB shares would have been lower because Class IB share expenses are higher than expenses of Class IA shares. This information has been audited by KPMG LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.

                                                                              CLASS IA -- PERIOD ENDED:
                                                                              -------------------------
                                                                  12/31/01      12/31/00      12/31/99      12/31/98(b)
                                                                  --------      --------      --------      ---------
      PER SHARE OPERATING PERFORMANCE
      Net asset value, beginning of period                        $   11.74     $   10.20     $    9.28     $    9.96
                                                                  ---------     ---------     ---------     ---------
      Net investment income (loss)                                     0.13          0.17          0.12          0.07
                                                                  ---------     ---------     ---------     ---------
      Net realized and unrealized gain (loss) on investments           2.33          2.54          1.27         (0.62)
                                                                  ---------     ---------     ---------     ---------
      Total from investment operations                                 2.46          2.71          1.39         (0.55)
                                                                  ---------     ---------     ---------     ---------
      Less distributions:
         Dividends from net investment income                           --          (0.17)        (0.11)        (0.07)
                                                                  ---------     ---------     ---------     ---------
         Distributions from net realized gain on investments            --          (1.00)        (0.36)        (0.06)
                                                                  ---------     ---------     ---------     ---------
         Distributions from capital                                     --             --            --            --
                                                                  ---------     ---------     ---------     ---------
      Total distributions                                               --          (1.17)        (0.47)        (0.13)
                                                                  ---------     ---------     ---------     ---------
      Net increase (decrease) in net asset value                       2.46          1.54          0.92         (0.68)
                                                                  ---------     ---------     ---------     ---------
      Net asset value, end of period                              $   14.20     $   11.74     $   10.20     $    9.28
                                                                  =========     =========     =========     =========
      TOTAL RETURN                                                    21.01%        27.00%        15.34%        (5.48%)
                                                                  =========     =========     =========     =========
      RATIOS AND SUPPLEMENTAL DATA:
      Net assets, end of period (in thousands)                    $ 108,672     $  58,027     $  39,171     $  16,503
                                                                  ---------     ---------     ---------     ---------
      Ratio of expenses to average net assets                          0.96%         1.03%         1.04%         1.24%(a)
                                                                  ---------     ---------     ---------     ---------
      Ratio of net investment income (loss) to
         average net assets                                            1.19%         1.71%         1.57%         1.56%(a)
                                                                  ---------     ---------     ---------     ---------
      Portfolio turnover rate                                            49%           90%           68%           57%
                                                                  ---------     ---------     ---------     ---------

(a)  Annualized.

(b)  For the period May 1, 1998 (commencement of operations to December 31,
     1998). The fund's inception was March 25, 1998, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.

                          PRIVACY POLICY AND PRACTICES

                         PRIVACY POLICY AND PRACTICES OF
                   THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                        AND ITS AFFILIATES (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations with respect to Class IB Shares until February 3, 2003, the fund's annual or semi-annual report will only have financial information available with respect to Class IA Shares.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Small Cap Value HLS Fund          811-04615

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD SMALL CAP VALUE HLS FUND

                                 CLASS IB SHARES

         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund. A free copy of the prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectus:  February 3, 2003
Date of Statement of Additional Information: February 3, 2003

TABLE OF CONTENTS                                                         PAGE

GENERAL INFORMATION                                                          1
INVESTMENT OBJECTIVES AND POLICIES                                           1
FUND MANAGEMENT                                                              6
INVESTMENT MANAGEMENT ARRANGEMENTS                                          17
PORTFOLIO TRANSACTIONS AND BROKERAGE                                        20
FUND EXPENSES                                                               21
DISTRIBUTION ARRANGEMENTS                                                   22
PURCHASE AND REDEMPTION OF SHARES                                           22
SUSPENSION OF REDEMPTIONS                                                   22
DETERMINATION OF NET ASSET VALUE                                            22
OWNERSHIP AND CAPITALIZATION OF THE FUND                                    23
INVESTMENT PERFORMANCE                                                      23
TAXES                                                                       26
CUSTODIAN                                                                   29
TRANSFER AGENT                                                              29
DISTRIBUTOR                                                                 29
INDEPENDENT PUBLIC ACCOUNTANTS                                              29
OTHER INFORMATION                                                           29
FINANCIAL STATEMENTS                                                        30
APPENDIX                                                                   A-1

                               GENERAL INFORMATION

         This SAI relates to the Class IB shares of the Hartford Small Cap Value HLS Fund (the "Fund"). The Fund serves as the underlying investment vehicle for variable annuity and variable life insurance separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis") and for certain qualified retirement plans. The Fund offers Class IA and Class IB shares. Class IA shares are offered through one prospectus describing that class, while Class IB shares are offered through another prospectus describing that class. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to the Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $175.5 billion in assets as of September 30, 2002. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

         The Fund is an investment portfolio (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (the "Company") registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. ("Fortis Series") and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, the Fund was named as follows:

         PREVIOUS FUND NAME:                 CURRENT FUND NAME:

         Fortis Small Cap Value Series       Hartford Small Cap Value HLS Fund

         The Fund is a diversified fund.

         The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes.

         The Small Cap Value HLS Fund commenced operations in 1998.

                       INVESTMENT OBJECTIVES AND POLICIES

         Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.       FUNDAMENTAL RESTRICTIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of the Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund.

         The investment objectives and principal investment strategies of the Fund are set forth in the prospectus. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by certain non-fundamental restrictions and policies applicable to the Fund.

         The Fund may not:

         1. Borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         3. Make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         4. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         6. Purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

         The following restriction is designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

         (1) The Fund will not invest more than 15% of its net assets in illiquid securities.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

         The Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

            (a) at  least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

            (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

            (a) no more than 55% of the value of the assets in the Fund is represented by any one investment,

            (b) no more than 70% of the value of the assets in the Fund is represented by any two investments,

            (c) no more than 80% of the value of the assets in the Fund is represented by any three investments, and

            (d) no more than 90% of the value of the total assets of the
                Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. A further description of certain investment strategies of the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time of investment.

         Certain descriptions in the prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the subadviser, subject to the overall supervision of HL Advisors. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         The Fund is permitted to enter into fully collateralized repurchase agreements. The board of directors has delegated to the subadviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements

         The Fund's subadviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         EQUITY SECURITIES The Fund may invest all or a portion of its assets in equity securities (which include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common or preferred stock). In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.

         SMALL CAPITALIZATION SECURITIES The Fund will invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         ILLIQUID SECURITIES AND OTHER INVESTMENTS The Fund is permitted to invest in illiquid securities or other investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. "Illiquid" securities or investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when the subadviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the board of directors.

         Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

         OTHER INVESTMENT COMPANIES The Fund may not invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission). Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

         REITS The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies," the Fund may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the Fund. While the securities are on loan the borrower will pay the Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Fund does not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT

         The Company has a board of directors that elect officers who are responsible for the day-to-day operations of the Fund and that execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company; the first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION    OFFICE(2) AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS(1)    THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN                Director      Since 2002             Ms. Coleman has            75                  N/A
COLEMAN                                                            served as
(age 70)                                                           President of
                                                                   Saint Joseph
                                                                   College since
                                                                   1991 and
                                                                   President of
                                                                   Cashel House,
                                                                   Ltd. (retail)
                                                                   since 1985.

DR. ROBERT M. GAVIN           Director      Since 1986             Dr. Gavin is an            75          Dr. Gavin is a
(age 62)                                                           educational                            Director of
                                                                   consultant. Prior                      Systems &
                                                                   to September 1,                        Computer
                                                                   2001, he was                           Technology
                                                                   President,                             Corporation
                                                                   Cranbrook
                                                                   Education
                                                                   Community, and
                                                                   prior to July
                                                                   1996, he was
                                                                   President of
                                                                   Macalester
                                                                   College, St.
                                                                   Paul, MN.

DUANE E. HILL                 Director      Since 2002             Mr. Hill is                75                  N/A
(age 57)                                                           Partner Emeritus
                                                                   and a founding
                                                                   partner of TSG
                                                                   Capital Group, a
                                                                   private equity
                                                                   investment firm
                                                                   that serves as
                                                                   sponsor and lead

                                       6


NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION    OFFICE(2) AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS(1)    THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                                   investor in
                                                                   leveraged buyouts
                                                                   of middle market
                                                                   companies. Mr.
                                                                   Hill is also a
                                                                   Partner of TSG
                                                                   Ventures L.P., a
                                                                   private equity
                                                                   investment
                                                                   company that
                                                                   invests primarily
                                                                   in minority-owned
                                                                   small businesses.

PHILLIP O. PETERSON           Director      Since 2002             Mr. Peterson is a          75                  N/A
(age 58)                                                           mutual fund
                                                                   industry
                                                                   consultant. He
                                                                   was a Partner of
                                                                   KPMG LLP, until
                                                                   July 1999.

MILLARD HANDLEY               Director      Since 2002             Mr. Pryor has              75                  N/A
PRYOR, JR.                                                         served as
(age 69)                                                           Managing Director
                                                                   of Pryor & Clark
                                                                   Company (real
                                                                   estate
                                                                   investment),
                                                                   Hartford, CT,
                                                                   since June, 1992.

JOHN KELLEY SPRINGER          Director      Since 2002             Mr. Springer               75                  N/A
(age 71)                                                           served as
                                                                   Chairman of
                                                                   MedSpan, Inc.
                                                                   (health
                                                                   maintenance
                                                                   organization)
                                                                   until March, 2002.

(1) c/o Secretary, Hartford HLS Series Fund II, Inc., 55 Farmington Avenue, Hartford, CT 06105
(2) Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL                Chairman of   Director               Mr. Marra is               N/A         Mr. Marra is a
MARRA**                       the Board     Since 2002             President and                          member of the
(age 44)                      and Director  Officer                Chief Operating                        Board of
P.O. Box 2999                               Since 2001             Officer of                             Directors of The
Hartford, CT 06104-2999                                            Hartford Life,                         Hartford
                                                                   Inc. He is also a                      Financial
                                                                   member of the                          Services Group,
                                                                   Board of Directors                     Inc.
                                                                   and a member of the
                                                                   Office of the
                                                                   Chairman for The
                                                                   Hartford Financial
                                                                   Services Group,
                                                                   Inc., the parent
                                                                   company of
                                                                   Hartford Life.
                                                                   Named President of
                                                                   Hartford Life in
                                                                   2001 and COO in
                                                                   2000, Mr. Marra
                                                                   served as
                                                                   Executive Vice
                                                                   President and
                                                                   Director of
                                                                   Hartford Life's
                                                                   Investment
                                                                   Products Division
                                                                   from 1998 to
                                                                   2000.  He was head
                                                                   of the company's
                                                                   Individual Life
                                                                   and Annuities
                                                                   Division from 1994
                                                                   to 1998 after being
                                                                   promoted to Senior
                                                                   Vice President in
                                                                   1994 and to
                                                                   Executive Vice
                                                                   President in 1996.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                                   From 1990 to 1994,
                                                                   Mr. Marra was Vice
                                                                   President and
                                                                   Director of
                                                                   Individual
                                                                   Annuities. Mr.
                                                                   Marra is also a
                                                                   Managing Member
                                                                   and Executive Vice
                                                                   President of
                                                                   HIFSCO and HL
                                                                   Advisors.

LOWNDES ANDREW                Director      Since 2002             Mr. Smith served           75                N/A
SMITH**                                                            as Vice Chairman
(age 63)                                                           of Hartford
c/o Secretary                                                      Financial Services
Hartford HLS Series Fund II                                        Group, Inc. from
Inc.                                                               February 1997 to
55 Farmington Avenue                                               January 2002, as
Hartford, CT 06105                                                 President and
                                                                   Chief Executive
                                                                   Officer of
                                                                   Hartford Life,
                                                                   Inc. from February
                                                                   1997 to January
                                                                   2002, and as
                                                                   President and
                                                                   Chief Operating
                                                                   Officer of The
                                                                   Hartford Life
                                                                   Insurance
                                                                   Companies from
                                                                   January 1989 to
                                                                   January 2002.

DAVID M.                      President     Since 2001             Mr. Znamierowski           N/A               N/A
ZNAMIEROWSKI**                                                     currently serves
(age 41)                                                           as President of
55 Farmington Avenue                                               Hartford
Hartford, CT  06105                                                Investment
                                                                   Management Company
                                                                   ("HIMCO") and

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
                                                                   Senior Vice
                                                                   President and
                                                                   Chief Investment
                                                                   Officer for
                                                                   Hartford Life
                                                                   Insurance Company:
                                                                   Senior Vice
                                                                   President of
                                                                   Hartford Life,
                                                                   Inc.; Senior Vice
                                                                   President and
                                                                   Chief Investment
                                                                   Officer of The
                                                                   Hartford Financial
                                                                   Services Group,
                                                                   Inc. Mr.
                                                                   Znamierowski is
                                                                   also a Managing
                                                                   Member and Senior
                                                                   Vice President of
                                                                   Hartford
                                                                   Investment
                                                                   Financial
                                                                   Services, LLC
                                                                   ("HIFSCO") and HL
                                                                   Investment
                                                                   Advisors, LLC ("HL
                                                                   Advisors").

ROBERT W. BELTZ, JR.          Vice                                 Mr. Beltz                  N/A                N/A
(age 52)                      President     Since 1993             currently serves
500 Bielenberg Drive                                               as Vice President,
Woodbury, Minnesota                                                Securities
                                                                   Operations of
                                                                   Hartford
                                                                   Administrative
                                                                   Services Company
                                                                   ("HASCO"). He also
                                                                   has served as
                                                                   Assistant Vice
                                                                   President of
                                                                   Hartford Life
                                                                   Insurance Company
                                                                   since December
                                                                   2001.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.       Vice          Since 2002             Mr. Davison is a           N/A                N/A
(age 45)                      President                            Managing Director
55 Farmington Avenue                                               and Director of
Hartford, CT 06105                                                 Funds Management
                                                                   Group of Hartford
                                                                   Investment
                                                                   Management
                                                                   Company. Mr.
                                                                   Davison is also a
                                                                   Vice President of
                                                                   HIFSCO and HL
                                                                   Advisors.

BRUCE FERRIS                  Vice          Since 2002             Mr. Ferris serves          N/A                N/A
(age 46)                      President                            as Vice President
P.O. Box 2999                                                      and Director of
Hartford, CT 06104-2999                                            Sales and
                                                                   Marketing in the
                                                                   Investment
                                                                   Products Division
                                                                   of Hartford Life
                                                                   Insurance Company.

TAMARA L. FAGELY              Vice          Since 1993             Ms. Fagely has            N/A                N/A
(age 44)                      President                            served as Vice
500 Bielenberg Drive                                               President of
Woodbury, Minnesota                                                Hartford
                                                                   Administrative
                                                                   Services Company
                                                                   since 1998; prior
                                                                   to 1998, Second
                                                                   Vice President of
                                                                   HASCO.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY            Vice          Since 2001             Mr. Jay has served         N/A                N/A
(age 50)                      President,                           as Secretary and
P.O. Box 2999                 Controller                           Director, Life and
Hartford, CT 06104-2999       and                                  Equity Accounting
                              Treasurer                            Financial
                                                                   Control, of
                                                                   Hartford Life
                                                                   Insurance Company
                                                                   since 1987.

STEPHEN T. JOYCE              Vice          Since 2001             Mr. Joyce                  N/A                N/A
(age 43)                      President                            currently serves
P.O. Box 2999                                                      as Senior Vice
Hartford, CT 06104-2999                                            President and
                                                                   Director of the
                                                                   Institutional
                                                                   Products Group for
                                                                   Hartford Life
                                                                   Insurance Company.
                                                                   Previously he
                                                                   served as Vice
                                                                   President
                                                                   (1997-1999) and
                                                                   Assistant Vice
                                                                   President
                                                                   (1994-1997) of
                                                                   Hartford Life
                                                                   Insurance Company.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON             Vice          Since 2001             Mr. Levenson               N/A                 N/A
(age 35)                      President                            serves as Senior
P.O. Box 2999                                                      Vice President of
Hartford, CT 06104-2999                                            the Hartford Life
                                                                   Insurance
                                                                   Company's Retail
                                                                   Product Management
                                                                   Group and is
                                                                   responsible for all
                                                                   retail product
                                                                   management and
                                                                   profitability. Mr.
                                                                   Levenson joined The
                                                                   Hartford in 1995.
                                                                   Mr. Levenson is
                                                                   also a senior vice
                                                                   president of
                                                                   HIFSCO.

RYAN JOHNSON                  Vice          Since 2002             Mr. Johnson has            N/A                N/A
(age 41)                      President                            served as Vice
P.O. Box 2999                                                      President and a
Hartford, CT 06104-2999                                            director of sales
                                                                   and marketing in
                                                                   the Investment
                                                                   Products Division
                                                                   of Hartford Life
                                                                   Insurance Company
                                                                   since 1999.
                                                                   Previously he was
                                                                   with Guardian
                                                                   Insurance Company
                                                                   in New York, New
                                                                   York.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                               TERM OF              PRINCIPAL           PORTFOLIOS IN
                                POSITION     OFFICE* AND          OCCUPATION(S)         FUND COMPLEX            OTHER
                               HELD WITH      LENGTH OF           DURING PAST 5          OVERSEEN BY     DIRECTORSHIPS HELD
  NAME, AGE AND ADDRESS       THE COMPANY    TIME SERVED              YEARS               DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS               Vice          Since 2001             Mr. Walters serves         N/A                N/A
(age 40)                      President                            as Executive Vice
P.O. Box 2999                                                      President and
Hartford, CT 06104-2999                                            Director of the
                                                                   Investment
                                                                   Products Division
                                                                   of Hartford Life
                                                                   Insurance Company.
                                                                   Previously Mr.
                                                                   Walters was with
                                                                   First Union
                                                                   Securities. Mr.
                                                                   Walters is also a
                                                                   Managing Member
                                                                   and Executive Vice
                                                                   President of
                                                                   HIFSCO and HL
                                                                   Advisors.

KEVIN J. CARR                 Vice          Since 2001             Mr. Carr has               N/A                N/A
(age 48)                      President                            served as
55 Farmington Avenue          and                                  Assistant General
Hartford, CT 06105            Secretary                            Counsel since
                                                                   1999, Counsel
                                                                   since November
                                                                   1996 and Associate
                                                                   Counsel since
                                                                   November 1995, of
                                                                   The Hartford
                                                                   Financial Services
                                                                   Group, Inc.

*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.
**"Interested person," as defined in the 1940 Act, because of the person's affiliation with, or equity ownership of HL Advisors, HIMCO or affiliated companies.

         All directors, except Mr. Znamierowski, and officers of the Hartford HLS Series Fund II, Inc. are also officers and directors of four other registered investment companies within the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serve as investment adviser. Mr. Znamierowski is a director of The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc.


         STANDING COMMITTEES. The Board currently has an audit committee and nominating committee. Each committee is comprised of the independent directors. The Audit Committee met two times during the fiscal year ended December 31, 2002. Due to a reconstitution of the Board membership on July 16, 2002, except for Mr. Peterson, one of the meetings was attended by prior Board and Audit Committee members. The functions performed by the Audit Committee are to recommend annually to the Board a firm of independent certified public accountants to audit the books and records of the Company for the ensuing year; to monitor that firm's performance; to review with the firm the scope and results of each audit and determine the need, if any, to extend audit procedures; to confer with the firm and representatives of the Company on matters concerning the Company's financial statements and reports, including the appropriateness of its accounting practices and of its financial controls and procedures; to evaluate the independence of the firm; to review procedures to safeguard portfolio securities; to review the purchase by the Company from the firm of nonaudit services; to review all fees paid to the firm; and to facilitate communications between the firm and the Company's officers and directors.


         The Nominating Committee met once during the fiscal year ended December 31, 2002. Due to a reconstitution of the Board membership on July 16, 2002, except for Mr. Gavin, this meeting was attended by prior Board and Nominating Committee members. The function of the Nominating Committee is to screen and select candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of Hartford HLS Series Fund II, Inc., who will forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria.

         The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in each Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies as the Company.


                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
           NAME OF DIRECTOR                            THE FUND                               COMPANIES

Winifred E. Coleman                                      None                                   None

Dr. Robert M. Gavin                                      None                                   None

Duane E. Hill                                            None                                   None

Phillip O. Peterson                                      None                                   None

Millard H. Pryor, Jr.                                    None                                   None

John K. Springer                                         None                               Over $100,000

Thomas M. Marra                                          None                                   None

Lowndes A. Smith                                         None                               Over $100,000

         On April 2, 2001, Hartford Life acquired all of the outstanding stock of Fortis Advisers, Inc. ("Fortis Advisers"), which at that time served as investment adviser to the Fund. The acquisition by Hartford Life resulted in an "assignment" (as defined in the 1940 Act, as amended) of the existing investment advisory and management agreements between the Fund and Fortis Advisers, resulting in their automatic termination. Upon the termination of the existing advisory agreement, HL Advisors became the investment manager to the Fund pursuant to an interim investment management agreement with the Fund. At the same time, HL Advisors entered into an interim sub-advisory agreement with the subadviser for the day-to-day management of the Fund. In approving the interim advisory and sub-advisory agreements, the board of directors of the Company determined that the scope and quality of services to be provided to the Fund under the interim agreements would be at least equivalent to the scope and quality of services provided under the agreement with Fortis Advisers.

         In addition to their approval of the interim management and sub-advisory agreements, the board of directors approved a definitive investment management agreement between HL Advisors and the Fund, and approved a definitive sub-advisory agreement between HL Advisors and the investment subadviser. In making its decision, the board of directors considered: (i) the performance records of HL Advisors and the subadviser; (ii) their resources; (iii) their investment philosophy; (iv) the expertise of their investment personnel; (v) the steps such firms take to retain top investment management talent; (vi) their intentions to provide appropriate support to the servicing of the Fund; and their overall reputation. The directors also considered the facts:

           - that the fees to be paid by the Fund under the management agreement would be paid at the same rate as under the agreement with the previous investment adviser, and that there was no intention at that time to propose fee increases;

           - that HL Advisors had agreed to pay the costs of Hartford Administrative Services Company ("HASCO") for its services as transfer agent, registrar, and dividend disbursing agent and that any amendment which would relieve HL Advisors of this obligation and impose such costs on the Fund, thereby increasing the Fund's expense ratio, would require the approval of a majority of the directors of the Fund who are not "interested persons" (as that term is defined in the 1940
                  Act) of the Fund or HL Advisors, and that at that time there was no current intention to amend such agreement (HASCO is the former transfer and dividend disbursing agent for the Fund); and

           - that if the Fund was later merged into another Fund, or into a fund currently advised by an entity affiliated with Hartford Life, fund expenses borne by shareholders may change, and that such mergers will only occur following the favorable vote of fund shareholders.

         In arriving at their decision to approve each of the advisory and sub-advisory agreements, the board of directors of Hartford HLS Series Fund II, Inc. did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

         COMPENSATION OF OFFICERS AND DIRECTORS The Funds pay no salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Fund to the current non-interested directors for the 2002 fiscal year and certain other information:

                                                         Pension Or                            Total Compensation
                                    Aggregate       Retirement Benefits     Estimated Annual   From the Funds And
                                Compensation From    Accrued As Part Of      Benefits Upon    Fund Complex Paid To
   Name of Person, Position         the Funds          Fund Expenses           Retirement          Directors*
--------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman,               $49,300                 $0                      $0               $64,000
Director

Dr. Robert M. Gavin,               $33,444                 $0                      $0               $52,600
Director

Duane E. Hill, Director            $49,300                 $0                      $0               $64,000



                                                         Pension Or                            Total Compensation
                                    Aggregate       Retirement Benefits     Estimated Annual   From the Funds And
                                Compensation From    Accrued As Part Of      Benefits Upon    Fund Complex Paid To
   Name of Person, Position         the Funds          Fund Expenses           Retirement          Directors*
--------------------------------------------------------------------------------------------------------------------
William A. O'Neill,                $35,800                 $0                      $0               $46,000
Director(1)

Phillip O. Peterson, Director      $34,593                 $0                      $0               $55,750

Millard H. Pryor, Jr.,
Director                           $49,300                 $0                      $0               $64,000

Lowndes A. Smith, Director         $27,750                 $0                      $0               $37,000

John K. Springer, Director         $44,900                 $0                      $0               $58,500

Allen R. Freedman, Director(2)     $ 6,491                 $0                      $0               $17,783

Jean L. King, Director(2)          $ 5,776                 $0                      $0               $15,825

Robb L. Prince, Director(2)        $ 5,776                 $0                      $0               $15,825

Leonard J. Santow, Director(2)     $ 5,858                 $0                      $0               $16,050

Noel F. Schenker, Director(2)      $ 5,612                 $0                      $0               $15,375

Dr. Lemma W. Senbet,               $ 6,022                 $0                      $0               $16,500
Director(2)

   (1) Retired from the board of directors effective August 1, 2002
   (2) Retired from the board of directors effective July 16, 2002


         *As of December 31, 2002, five registered investment companies in the Complex paid compensation to the directors.


         As of December 31, 2002, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Fund.

         The Company's corporate documents provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws shall indemnify its officers and directors. Neither the Charter nor the Bylaws authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The Company has entered into an investment management agreement with HL Investment Advisors LLC ("HL Advisors") on behalf of the Fund. The investment management agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. The investment management agreement does not require HL Advisors to bear the costs of the Fund's transfer agent, registrar, and dividend disbursing agent. However, with respect to the Fund, HL Advisors has entered into an agreement with Hartford Investor Services Company ("HISCO") whereby HISCO will provide these services and HL Advisors will pay the related expenses and fees of HISCO. In addition, Hartford Life provides administrative services to the Fund including personnel, services, equipment and facilities and office space for proper operation of the Fund. Administrative services provided by Hartford Life to the Fund is covered by the management fee paid by the Fund to HL Advisors under the applicable investment management agreement. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

         HL Advisors has entered into a sub-advisory agreement with the subadviser of the Fund. Under the sub-advisory agreement, subject to the general supervision of the board of directors and HL Advisors, the subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

         The Company has received an exemptive order from the Securities and Exchange Commission that permits HL Advisors to appoint new subadvisers, with approval by the Board of Directors and without obtaining approval from those contract holders that participate in the Fund. Within 90 days after hiring any new subadviser, affected contract holders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HL Advisors will not enter into a sub-advisory agreement with an affiliated subadviser unless contract holders approve such agreement.

     The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the contract holders participating in the Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HL Advisors will meet this condition by providing contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of
     Schedule 14A under the 1934 Act, except as modified by the order to permit aggregate fee disclosure.

4. HL Advisors will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by contract holders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in
     Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for the Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the Fund and the contract holders participating in the Fund and does not involve a conflict of interest from which HL Advisors or the affiliated subadviser derives an inappropriate advantage.

7. HL Advisors will provide general management services to the Company and the Fund, including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple subadvisers;
     (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors' profitability on a per-Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors' profitability.

   As provided by the investment management agreement, the Fund pays a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective Fund's average daily net asset value as follows:

SMALL CAP VALUE HLS FUND

        NET ASSET VALUE                                   ANNUAL RATE
        ---------------                                   -----------
        First $50,000,000                                      0.900%
        Amount over $50 million                                0.850%

         HL Advisors, not the Fund, pays the subadvisory fees to the subadvisers. The sub-advisory fee rates are as follows:

FUND                                 SUBADVISER    NET ASSET VALUE                     ANNUAL RATE
----                                 ----------    ---------------                     -----------
Small Cap Value HLS Fund               Berger      For the first $50 million              .500%
                                                   For assets over $50 million            .450%

         Berger Financial Group, LLC pays Perkins, Wolf, McDonnell & Company (the "Manager") an amount equal to .25 of 1% of the Fund's first $50 million of average daily net assets and .225 of 1% of the Fund's net assets in excess of $50 million.

         The Fund paid the following advisory fees to its previous investment adviser (prior to April 2, 2001) and management fees to HL Advisors (on or after April 2, 2001) for the periods shown:


FUND NAME                             2002             2001            2000
---------                             ----             ----            ----
Small Cap Value HLS Fund            $901,570         $733,107        $401,636


         For the last three fiscal years, HL Advisors (on or after April 2, 2001) or the Fund's previous investment adviser (prior to April 2, 2001) paid sub-advisory fees to their respective sub-adviser as follows:


FUND NAME                             2002             2001            2000
---------                             ----             ----            ----
Small Cap Value HLS Fund            $489,066         $399,879        $223,251


         Pursuant to the investment management agreement and investment sub-advisory agreement, neither HL Advisors, nor the subadviser is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its respective agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the subadviser in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

         HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of September 30, 2002, HL Advisors had over $37.6 billion in assets under management.

         The investment management agreement and investment subadvisory agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Fund including a majority of the directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. Each contract automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment subadvisory agreement may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the Fund or by HL Advisors, upon 60 days' notice to the subadviser, and by the subadviser upon 90 days' written notice to HL Advisors. The investment subadvisory agreement terminates automatically upon the termination of the corresponding investment management agreement.

         HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Fund by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

         The Company and HL Advisors has each adopted a Code of Ethics. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, the subadvisers are primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While each subadviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, the sub-advisor may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex, or who agree to transmit a portion of the brokerage commissions on transactions executed by them to broker/dealers who sell fund shares. Upon instructions from HL Advisors, the sub-adviser may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the fund.

         Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

         The subadviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         Broker-dealers who provide investment research to the subadviser may receive orders for transactions from the subadviser. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to the subadviser, or its affiliates, in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the subadviser, or its affiliates, receives these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), a subadviser may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the subadviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

         Investment decisions for the Fund are made independently from those of any other clients that are managed by the subadviser or its affiliates. If, however, accounts managed by the subadviser are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in whatever manner the subadviser deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Accounts managed by the subadviser (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be bought by the subadviser for one or more clients when one or more clients are selling the same security.

         For the last three fiscal years, the Fund has paid the following brokerage commissions:


FUND NAME                             2002             2001            2000
---------                             ----             ----            ----
Small Cap Value HLS Fund            $246,220         $148,269         $195,769


         In general, changes in the amount of brokerage commissions paid by the Fund are due primarily to that Fund's asset growth, cash flows and changes in portfolio turnover.

         For the fiscal year ended December 31, 2002 Small Cap Value HLS Fund paid $245,701 in brokerage commissions to firms that provided research and execution services. The total amount of the transactions on which these commissions were paid was $76,365,835.


                                  FUND EXPENSES

         The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses (except that HL Advisors currently pays HISCO's fees and expenses for HISCO's provision of transfer agency and dividend and distribution disbursing agency services to the Fund); custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders, expenses related to distribution activities as provided under certain Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Fund's operations and interest.

                            DISTRIBUTION ARRANGEMENTS

         The Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates, and by entities associated with The Hartford, Fortis Benefits and First Fortis, and to certain qualified retirement plans.

         The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Fund's shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase or sale (redemption) of Fund shares, see "Purchase of Fund Shares" in the Fund's Prospectus.

                            SUSPENSION OF REDEMPTIONS

         Under unusual circumstances, the Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or (3) for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of the Fund is determined by Hartford Life in the manner described in the Fund's Prospectus. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by the Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sale price reported on principal securities exchanges on which it is traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

         CAPITAL STOCK The board of directors of the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares for the SmallCap Value HLS Fund, designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

         Fortis Benefits (or its affiliates), as of October 31, 2002, was the sole shareholder of record of the Fund (such shares are held for the benefit of contractholders and policy owners).

         VOTING Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Most of the shares of the Fund are held of record by insurance companies. The insurance companies will generally vote Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Fund. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

         Matters that affect only one class of shares of the Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

         OTHER RIGHTS Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                        n
                                  P(1+T)  = ERV

Where:
P  =  a hypothetical initial payment of       n    =  number of years
      $1,000, less the maximum sales load     ERV  =  ending redeemable value of the
      applicable to the Fund                          hypothetical $1,000 initial payment
                                                      made at the beginning of the
T  =  average annual total return                     designated period (or fractional
                                                      portion thereof)

         The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         The Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

         NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standarized Returns"). Non-Standarized Returns may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         As the Class IB shares were not available in fiscal and calendar year 2002, no performance information is provided.

         The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Fund's Prospectuses).

         Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                    a-b
                                 2[(--- + 1)6 - 1]
                                    cd

Where:
a  =  net investment income earned during         c   =   the average daily number of shares of
      the period attributable to the subject              the subject class outstanding during
      class                                               the period that were entitled to
b  =  net expenses accrued for the period                 receive dividends
      attributable to the subject class           d   =   the maximum offering price per share
                                                          of the subject class on the last day
                                                          of the period

         Net investment income will be determined in accordance with rules established by the SEC.

         GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

         The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

         The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

         The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

         The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

         In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications, E.G., The Survey of Current Business or other independent parties, E.G., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of its current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

         From time to time, the Fund and HL Advisors also may refer to the following information:

         - The geographic and industry distribution of the Fund's portfolios and the Fund's top ten holdings;
         - To assist investors in understanding the different returns and risk characteristics of variousinvestments, historical returns of various investments and published indices;
         - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
         - Allegorical stories illustrating the importance of persistent long-term investing;
         - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;
         - Historical information regarding HL Advisors, the subadviser and their affiliates; and
         -  Historical information regarding the asset size of the Fund.

         The Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

         From time to time the Fund may publish the sales of shares of the Fund on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

         The Fund is offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Fund should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Fund's performance information and reduces an investor's return under the Contract. The Fund's annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUND

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUND IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

         The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund intends to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If the Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which the Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         The Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

         The Fund should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a REGULATED INVESTMENT COMPANY whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

         The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Fund. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

         The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to the Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

         - no more than 55% of the Fund's total assets may be represented by any one investment
         -  no more than 70% by any two investments
         -  no more than 80% by any three investments
         -  no more than 90% by any four investments

         Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

         Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Fund's assets to be invested within various countries is not now known. The Fund seeks to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in the Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

         The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a REGULATED INVESTMENT COMPANY, the Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

         If for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's investment adviser and the Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment subadviser might otherwise select.

         For the fiscal year ended December 31, 2002, the fund had no loss carryforwards.

         If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Fund would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

         Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in he Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

         Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the Fund. The transfer agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                                   DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements and the financial highlights with respect to Class IA Shares of the Fund have been audited by KPMG LLP, former independent public accountants to the Fund, as indicated in their report with respect thereto and are incorporated by reference herein in reliance upon the report of that firm given upon the authority of the firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, Minnesota 55402. The financial statements and the financial highlights with respect to Class IB Shares will be audited by Ernst & Young LLP, current independent public accountants to the Fund. The principal business address of Ernst & Young LLP is 200 Clarendon Street, Boston, MA 02116.

                                OTHER INFORMATION

         The Fund has filed with the Securities and Exchange Commission, Washington, DC 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the

Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street NW, Washington, DC, and copies thereof may be obtained from the Commission at prescribed rates.

                              FINANCIAL STATEMENTS

         The Company's audited financial statements with respect to Class IA Shares of the Fund as of December 31, 2001, together with the notes thereto and report of KPMG LLP, independent public accountants, contained in the Company's annual report, as filed with the SEC, and the semi-annual report as of June 30, 2002, are incorporated by reference into this statement of additional information. The annual report for Class IB Shares of the Fund will be available once Class IB Shares of the Fund have completed their first annual period.

                                   APPENDIX A

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

              STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -  Leading market positions in well-established industries.

         -  High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         -  Liquidity ratios are adequate to meet cash requirements.

         - Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

         - The issuer has access to at least two additional channels of borrowing.

         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

         -  The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

                  a.(i) Amended and Restated Articles of Incorporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  a.(ii) Amendment to the Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  b.       By-Laws (filed herewith)
                  c.       Not Applicable
                  d.(i) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  d.(ii) Investment Management Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  d.(iii) Sub-Advisory Agreement with AIM Capital Management, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  d.(iv) Investment Sub-Advisory Agreement with Alliance Capital Management, LP (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(v) Investment Sub-Advisory Agreement with Berger Financial Group, LLC (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(vi) Investment Sub-Advisory Agreement with The Dreyfus Corporation (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(vii) Sub-Advisory Agreement with Federated Investment Management Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(viii) Investment Sub-Advisory Agreement with Hartford
                           Investment Management Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  d.(ix) Investment Sub-Advisory Agreement with Lazard Freres Asset Management (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(x) Investment Sub-Advisory Agreement with Massachusetts Financial Services Company (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(xi) Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  d.(xii) Investment Sub-Advisory Agreement with T. Rowe Price International, Inc. (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  d.(xiii) Investment Sub-Advisory Agreement with Wellington
                           Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  e.(i) Form of Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  e.(ii) Amendment to Principal Underwriting Agreement (filed herewith)
                  f.       Not Applicable
                  g.(i) Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  g.(ii) Remote Access Services Addendum to Custodian Contract (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  h.(i) Form of Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  h.(ii) Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on November 27,
                           2002)
                  h.(iii) Amendment to Transfer Agency and Service Agreement (filed herewith)
                  i. Opinion and Consent of Counsel (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  j.       Not Applicable
                  k.       Not Applicable
                  l.       Not Applicable
                  m. Distribution Plan -- Class IB Shares (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  n. Amended and Restated Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)
                  o.       Not Applicable
                  p. Code of Ethics for HL Investment Advisors, LLC and Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #31 filed on April 30, 2002)
                  q. Power of Attorney (incorporated by reference to Post-Effective Amendment #31 filed on November 27, 2002)

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of October 31, 2002, any persons directly or indirectly under common control with Hartford Series Fund II, Inc. are affiliates of, and are controlled by, The Hartford Financial Service Group, Inc. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 20, 2002.

Item 25.          INDEMNIFICATION

        The relevant portion of Article V of the Articles of Incorporation provides:

                  (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                  (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


                  HL Investment Advisors, LLC serves as investment adviser to the Registrant.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Thomas M. Marra                   President, CEO and Manager     President and Chief Operating Officer of
                                                                 Hartford Life, Inc.(1) ("HL Inc.")

David Znamierowski                Senior Vice President and      President of Hartford Investment
                                  Manager                        Management Company(2) ("HIMCO")

David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       HL Inc.

David T. Foy                      Senior Vice President and      Senior Vice President, Chief Financial
                                  Treasurer                      Officer and Treasurer of HL Inc.

George R. Jay                     Controller                     Secretary and Director of Hartford Life
                                                                 Insurance Company(3) ("HLIC")

Stephen T. Joyce                  Senior Vice President          Senior Vice President and Director of
                                                                 Investment Products Management for HLIC

John C. Walters                   Executive Vice President and   Executive Vice President and Director of
                                  Manager                        the Investment Products Division of HLIC

Christine H. Repasy               Senior Vice President,         Senior Vice President and General Counsel
                                  General Counsel and Corporate  of HL Inc.
                                  Secretary

Ryan W. Johnson                   Manager                        Vice President and Director of Sales and
                                                                 Marketing in the Investment Products
                                                                 Division of HLIC

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Bruce W. Ferris                   Manager                        Vice President and a Director of Sales
                                                                 and Marketing in the Investment Products
                                                                 Division of HLIC

Brian S. Becker                   Assistant Corporate Secretary  Senior Vice President, Director of
                                                                 Corporate Law and Corporate Secretary of
                                                                 The Hartford Financial Services Group

Kevin J. Carr                     Assistant Secretary            Assistant General Counsel of The Hartford
                                                                 Financial Services Group, Inc.(4) ("The
                                                                 Hartford");

Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HL Inc.

Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HL Inc.

     (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089
     (2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105
     (3) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089
     (4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115

Item 27.          PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

  Hartford Series Fund, Inc.
  Hartford HLS Series Fund II, Inc.
  Hartford Life Insurance Company             Separate Account One
                                              Separate Account Two
                                              Separate Account Two (DC Variable Account I)
                                              Separate Account Two (DC Variable Account II)
                                              Separate Account Two (QP Variable Account)
                                              Separate Account Two (Variable Account "A")
                                              Separate Account Two (NQ Variable Account)
                                              Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Seven
                                              Separate Account Eleven

  Hartford Life and Annuity Insurance         Separate Account One
     Company                                  Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Six
                                              Separate Account Seven

  Hart Life Insurance Company                 Separate Account One
                                              Separate Account Two

  American Maturity Life Insurance Company    Separate Account AMLVA

  Servus Life Insurance Company               Separate Account One
                                              Separate Account Two

     The Directors and principal officers of HSD and their position with the Registrant are as follows:

NAME AND PRINCIPAL                POSITIONS AND OFFICES                         POSITION AND OFFICES
BUSINESS ADDRESS*                 WITH UNDERWRITER                              WITH REGISTRANT
-----------------                 ----------------                              ---------------
Thomas M. Marra                   President, Chief Executive Officer,          President
                                  Chairman of the Board and Director
John C. Walters                   Executive Vice President and Director        Vice President
David T. Foy                      Senior Vice President, Treasurer and         None
                                  Director
Christine H. Repasy               Senior Vice President, General Counsel       None
                                  and Corporate Secretary
David A. Carlson                  Vice President                               None
Bruce W. Ferris                   Vice President                               Vice President
Ryan W. Johnson                   Vice President                               Vice President
Stephen T. Joyce                  Vice President                               Vice President
Martin A. Swanson                 Vice President                               None
George R. Jay                     Controller                                   Controller & Treasurer
Brian S. Becker                   Assistant Corporate Secretary                None
Dawn M. Cormier                   Assistant Secretary                          None
Sarah Harding                     Assistant Secretary                          None
Patrice Kelly-Ellis               Assistant Secretary                          None
Glen J. Kvadus                    Assistant Secretary                          None
Paul E. Olson**                   Assistant Secretary                          None
Diane E. Tatelman                 Assistant Secretary                          None
Joseph W. Tedesco, Jr.***         Assistant Secretary                          None

          * Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089
          ** Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125
          *** Principal business address is Hartford Plaza, Hartford, CT 06115

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.          MANAGEMENT SERVICES

                  Not Applicable

Item 30.          UNDERTAKINGS

                  Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of January, 2003.

                                               HARTFORD HLS SERIES FUND II, INC.


                                               By:              *
                                                  ------------------------------
                                                      David M. Znamierowski
                                                      Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                  TITLE                              DATE
---------                                  -----                              ----
            *                              President                          January 24, 2003
-----------------------------              (Chief Executive Officer)
David M. Znamierowski


            *                              Controller & Treasurer             January 24, 2003
-----------------------------              (Chief Accounting Officer &
George R. Jay                              Chief Financial Officer)

            *                              Director                           January 24, 2003
-----------------------------
Winifred E. Coleman


            *                              Director                           January 24, 2003
-----------------------------
Robert M. Gavin, Jr.


            *                              Director                           January 24, 2003
-----------------------------
Duane E. Hill

            *                              Chairman of the Board              January 24, 2003
-----------------------------              & Director
Thomas M. Marra


            *                              Director                           January 24, 2003
-----------------------------
Phillip O. Peterson


            *                              Director                           January 24, 2003
-----------------------------
Millard H. Pryor, Jr.


            *                              Director                           January 24, 2003
-----------------------------
Lowndes A. Smith


            *                              Director                           January 24, 2003
-----------------------------
John K. Springer


/S/ Kevin J. Carr                                                             January 24, 2003
---------------------------
* By Kevin J. Carr
        Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.
b.                      Bylaws
e.(ii)                  Amendment to Principal Underwriting Agreement
h.(iii)                 Amendment to Transfer Agency and Service Agreement